Earnings per share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings Per Share [Abstract]
Antidilutive stock options and other stock-based compensation plans to purchase		1,805,200	7,147,000